Expense Example - Invesco VI Health Care Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	100	312	542	1,201	125	390	676	1,489